Federated Hermes Emerging Market Debt Fund
Portfolio of Investments
August 31, 2025 (unaudited)
Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENT/AGENCIES—84.4%
		Chemicals & Plastics—1.9%
$ 200,000		OCP S.A., Sr. Unsecd. Note, 144A, 5.125%, 6/23/2051	$ 158,499
200,000		OCP S.A., Sr. Unsecd. Note, 144A, 7.500%, 5/2/2054	206,990
		TOTAL	365,489
		Oil & Gas—1.3%
100,000	[1,2]	Petroleos de Venezuela S.A., Unsecd. Note, REGS, 6.000%, 12/31/2099	15,400
150,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	150,707
10,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.875%, 8/4/2026	10,074
50,000		Petroleos Mexicanos, Sr. Unsecd. Note, 7.690%, 1/23/2050	42,769
50,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.350%, 2/12/2048	37,484
		TOTAL	256,434
		Sovereign—79.0%
40,000		Argentina, Government of, Sr. Unsecd. Note, 0.750%, 7/9/2030	29,954
4,000		Argentina, Government of, Sr. Unsecd. Note, 1.000%, 7/9/2029	3,166
25,000		Argentina, Government of, Sr. Unsecd. Note, 3.500%, 7/9/2041	14,599
50,000		Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2035	31,763
95,454		Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2046	58,227
100,000		Argentina, Government of, Sr. Unsecd. Note, 5.000%, 1/9/2038	67,500
10,000		Argentina, Government of, Unsecd. Note, Series 1B, 5.000%, 10/31/2027	9,823
10,000		Argentina, Government of, Unsecd. Note, Series 1D, 5.000%, 10/31/2027	9,440
200,000		Bahrain, Kingdom of, Sr. Unsecd. Note, 144A, 5.625%, 5/18/2034	189,778
EUR 200,000		Benin, Government of, Sr. Unsecd. Note, 144A, 4.950%, 1/22/2035	210,040
$ 200,000		Benin, Government of, Sr. Unsecd. Note, 144A, 8.375%, 1/23/2041	200,824
20,000		Bonos Banco Cent Argentina - Old, Unsecd. Note, Series 4, 3.000%, 10/31/2028	15,457
200,000		Brazil, Government of, Sr. Unsecd. Note, 6.625%, 3/15/2035	204,400
BRL 3,250,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2027	582,762
2,550,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2033	401,323
$ 200,000		Colombia, Government of, Sr. Unsecd. Note, 5.000%, 6/15/2045	145,892
200,000		Colombia, Government of, Sr. Unsecd. Note, 7.750%, 11/7/2036	204,944
200,000		Colombia, Government of, Sr. Unsecd. Note, 8.750%, 11/14/2053	211,502
COP 1,500,000,000	[3]	Colombia, Government of, Unsecd. Note, Series B, 7.000% (SOFR +0.300%), 6/30/2032	294,444
350,000,000		Colombia, Government of, Unsecd. Note, Series B, 12.750%, 11/28/2040	89,557
CZK 7,700,000		Czech, Government of, Unsecd. Note, Series 121, 1.200%, 3/13/2031	318,749
DOP 8,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 10.500%, 3/15/2037	133,258
$ 40,000	[4]	Ecuador, Government of, Sr. Unsecd. Note, REGS, 0.000%, 7/31/2030	29,861
55,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 5.000%, 7/31/2040	35,652
40,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 6.900%, 7/31/2030	35,826
60,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 6.900%, 7/31/2035	45,151
EGP 4,700,000	[4]	Egypt Treasury Bill, Series 364D, 0.000%, 10/7/2025	94,168
4,700,000	[4]	Egypt Treasury Bill, Series 364D, 0.000%, 10/28/2025	92,733
7,000,000	[4]	Egypt Treasury Bill, Unsecd. Note, Series 364D, 0.000%, 10/14/2025	139,528
$ 200,000		Egypt, Government of, 144A, 8.625%, 2/4/2030	205,928
EUR 100,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	109,385
$ 200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.052%, 1/15/2032	186,442
50,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 8.250%, 4/10/2032	51,725
200,000		Gabon, Government of, Sr. Unsecd. Note, REGS, 6.625%, 2/6/2031	163,562

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENT/AGENCIES—continued
		Sovereign—continued
$ 12,800	[4]	Ghana, Government of, Sr. Unsecd. Note, 144A, 0.000%, 7/3/2026	$ 12,279
38,001	[4]	Ghana, Government of, Sr. Unsecd. Note, 144A, 0.000%, 1/3/2030	32,036
193,600		Ghana, Government of, Sr. Unsecd. Note, 144A, 5.000%, 7/3/2029	185,834
278,400		Ghana, Government of, Sr. Unsecd. Note, 144A, 5.000%, 7/3/2035	228,685
200,000		Hazine Mustesarligi Varlik Kiralama A.S., Sr. Unsecd. Note, 144A, 6.750%, 9/1/2030	205,293
HUF 205,000,000		Hungary, Government of, Unsecd. Note, Series 33/A, 2.250%, 4/20/2033	440,923
IDR 2,100,000,000		Indonesia, Government of, Unsecd. Note, Series FR65, 6.625%, 5/15/2033	129,869
EUR 100,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	113,912
$ 200,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 8.075%, 4/1/2036	198,499
200,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 8.250%, 1/30/2037	199,204
65,701		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	63,827
200,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 9.500%, 3/5/2036	197,630
200,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 9.750%, 2/16/2031	210,535
200,000	[1,2]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 12/31/2099	39,100
MYR 1,060,000		Malaysia Investment Issue, Sr. Unsecd. Note, Series 0619, 4.119%, 11/30/2034	265,077
1,100,000		Malaysia, Government of, Sr. Unsecd. Note, Series 0122, 3.582%, 7/15/2032	264,667
$ 200,000		Mexico, Government of, Sr. Unsecd. Note, 6.875%, 5/13/2037	210,330
MXN 5,000,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	264,944
5,100,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 7.750%, 11/23/2034	254,490
$ 500,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 7.375%, 9/28/2033	472,355
200,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.625%, 11/28/2047	167,211
NGN 132,000,000	[4]	Nigeria, Government of, Unsecd. Note, Series 169D, 0.000%, 11/11/2025	81,538
$ 600,000		Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	592,206
200,000		Panama, Government of, Sr. Unsecd. Note, 6.400%, 2/14/2035	201,334
200,000		Paraguay, Government of, Sr. Unsecd. Note, REGS, 2.739%, 1/29/2033	173,784
200,000		Paraguay, Government of, Sr. Unsecd. Note, REGS, 3.849%, 6/28/2033	183,950
PEN 1,750,000		Peru, Government of, Sr. Unsecd. Note, 6.150%, 8/12/2032	518,988
600,000		Peru, Government of, Sr. Unsecd. Note, 7.600%, 8/12/2039	181,797
300,000		Peru, Government of, Unsecd. Note, 5.940%, 2/12/2029	89,143
PLN 2,650,000		Poland, Government of, Unsecd. Note, Series 0432, 1.750%, 4/25/2032	591,954
EUR 600,000		Romania, Government of, Sr. Unsecd. Note, 144A, 6.750%, 7/11/2039	717,377
RON 1,100,000		Romania, Government of, Unsecd. Note, Series 4Y, 6.300%, 4/26/2028	246,994
1,100,000		Romania, Government of, Unsecd. Note, Series 5Y, 3.250%, 6/24/2026	246,423
$ 200,000		Rwanda, Government of, Sr. Unsecd. Note, 144A, 5.500%, 8/9/2031	175,638
EUR 200,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 5.375%, 6/8/2037	154,090
$ 200,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 6.750%, 3/13/2048	128,214
200,000		South Africa, Government of, 144A, 7.100%, 11/19/2036	201,322
ZAR 3,000,000		South Africa, Government of, Sr. Unsecd. Note, Series 2044, 8.750%, 1/31/2044	141,573
7,000,000		South Africa, Government of, Unsecd. Note, Series 2032, 8.250%, 3/31/2032	385,957
$ 200,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 3.100%, 1/15/2030	183,760
146,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 4.000%, 4/15/2028	138,890
400,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	291,382
200,000		Turkey, Government of, Sr. Unsecd. Note, 5.875%, 6/26/2031	194,982
5,445	[2,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2030	2,755
20,347	[2,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2034	8,096
217,195	[2,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2035	112,455
14,329	[2,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2036	7,434
24,920	[2]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 4.500%, 2/1/2035	13,225
325,000	[1,2]	Ukraine, Government of, Unsecd. Note, 144A, 7.750%, 8/1/2041	250,413
175,000	[1,2]	Venezuela, Government of, Sr. Unsecd. Note, 8.250%, 12/31/2099	34,580

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENT/AGENCIES—continued
		Sovereign—continued
$ 141,412		Zambia, Government of, Unsecd. Note, REGS, 5.750%, 6/30/2033	$ 132,251
		TOTAL	15,156,568
		Telecommunications & Cellular—1.1%
200,000		Telecommunications co.Telekom Srbija Akcionarsko drustvo, Sr. Unsecd. Note, 144A, 7.000%, 10/28/2029	201,761
		Transportation—1.1%
200,000		Transnet SOC Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/6/2028	210,466
		TOTAL FOREIGN GOVERNMENT/AGENCIES (IDENTIFIED COST $15,966,371)	16,190,718
		CORPORATE BONDS—12.6%
		Air Transportation—0.1%
10,000		Latam Airlines Group SA, 144A, 7.875%, 4/15/2030	10,348
		Banking—0.2%
200,000	[1,2,5]	Alfa Bank (Alfa Bond), Sub., REGS, 5.950%, 4/15/2030	10,000
200,000	[1,2,5,6]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.600%, 2/17/2027	10,000
200,000	[1,2,5,6]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.750%, 5/6/2025	10,000
		TOTAL	30,000
		Building & Development—1.0%
200,000		Aldar Sukuk (No. 2) Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 10/22/2029	194,544
		Chemicals & Plastics—1.9%
200,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 144A, 8.750%, 5/3/2029	202,371
200,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.500%, 3/18/2031	168,791
		TOTAL	371,162
		Metals & Mining—4.6%
200,000		First Quantum Minerals Ltd., Sr. Unsecd. Note, 144A, 8.000%, 3/1/2033	207,956
200,000		Ivanhoe Mines Ltd., Sr. Unsecd. Note, 144A, 7.875%, 1/23/2030	202,738
400,000		Navoi Mining and Metallurgical Company, Sr. Unsecd. Note, 144A, 6.700%, 10/17/2028	414,954
50,566		Samarco Mineracao SA, Sr. Secd. Note, REGS, 9.500%, 6/30/2031	50,355
1,266		Samarco Mineracao SA, Sr. Unsecd. Note, 144A, 9.500%, 6/30/2031	1,261
		TOTAL	877,264
		Oil & Gas—2.1%
50,000		Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 5/28/2045	36,928
25,000		Ecopetrol SA, Sr. Unsecd. Note, 6.875%, 4/29/2030	25,467
100,000		Ecopetrol SA, Sr. Unsecd. Note, 8.375%, 1/19/2036	101,368
200,000		Puma International Financing SA, Sr. Unsecd. Note, 144A, 7.750%, 4/25/2029	207,386
15,000		Transport de Gas Del Sur, Sr. Unsecd. Note, 144A, 8.500%, 7/24/2031	15,796
10,000		Vista Oil & Gas Argentina, Sr. Unsecd. Note, 144A, 7.625%, 12/10/2035	9,792
		TOTAL	396,737
		Real Estate—0.1%
200,000	[1,2]	Country Garden Services Holdings Co. Ltd., 3.300%, 1/12/2031	18,625
		Telecommunications & Cellular—1.6%
MXN 2,000,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 9.500%, 1/27/2031	109,259
$ 200,000		IHS Holding Ltd., Sr. Unsecd. Note, 144A, 8.250%, 11/29/2031	207,198
		TOTAL	316,457
		Utilities—1.0%
200,000		Azule Energy Finance PLC, Sr. Unsecd. Note, 144A, 8.125%, 1/23/2030	202,025
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,068,199)	2,417,162
		COMMON STOCKS—0.0%
		Consumer Products—0.0%
7,973	[1,5]	Atento Luxco 1 SA (IDENTIFIED COST $8,750)	0

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	EXCHANGE-TRADED FUND—0.2%
795	iShares Emerging Markets Local Currency Bond ETF (IDENTIFIED COST $31,387)	$ 32,388
	INVESTMENT COMPANY—5.9%
1,134,316	Federated Hermes Government Obligations Fund, Premier Shares, 4.22%[7] (IDENTIFIED COST $1,134,316)	1,134,316
	PURCHASED PUT OPTIONS—0.0%
	Foreign Currency—0.0%
$ 50,000	EUR PUT/USD CALL, Morgan Stanley, Notional Amount $570,000, Exercise Price $1.143, Expiration Date 11/14/2025 (IDENTIFIED COST $329)	235
	TOTAL INVESTMENT IN SECURITIES—103.1% (IDENTIFIED COST $20,209,352)	$19,774,819
	OTHER ASSETS AND LIABILITIES - NET—(3.1%)[8]	(593,355)
	NET ASSETS—100.0%	$19,181,464
At August 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 10 Year Long Futures	5	$562,500	December 2025	$2,413
United States Treasury Notes 5 Year Long Futures	5	$547,344	December 2025	$1,795
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$4,208
At August 31, 2025, the Fund had the following outstanding written option contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
Morgan Stanley	EUR CALL/USD PUT	30,000	$30,000	12/29/2025	$1.190	$(442)
(PREMIUMS RECEIVED $544)						$(442)
At August 31, 2025, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/2/2025	Morgan Stanley	210,000 EUR	$245,114	$566
9/17/2025	Barclays	23,647,943 CLP	$25,246	$(786)
9/17/2025	Barclays	31,916,030 CLP	$33,658	$(645)
9/17/2025	Barclays	1,855,000 CNY	$260,446	$(3)
9/17/2025	Goldman Sachs	16,506,551 CLP	$17,077	$(4)
9/17/2025	Goldman Sachs	198,221 PEN	$55,661	$425
9/17/2025	Morgan Stanley	39,980,766 CLP	$42,473	$(1,119)
9/17/2025	Morgan Stanley	1,601,844 MXN	$85,029	$640
9/17/2025	State Street	3,493,167 MXN	$185,414	$1,405
9/18/2025	Goldman Sachs	105,661,313 COP	$25,022	$1,230
10/17/2025	Bank of America	15,000,000 CLP	$15,473	$43
11/6/2025	Morgan Stanley	37,000 EUR	$43,121	$351
11/6/2025	Morgan Stanley	10,889 EUR	$12,732	$61
11/6/2025	Morgan Stanley	3,450,000 JPY	$23,684	$(31)
11/19/2025	Citibank	420,000 EGP	$8,352	$296
11/24/2025	Citibank	100,546,600 IDR	$6,167	$(81)
11/24/2025	Goldman Sachs	531,377 INR	$6,073	$(75)
11/24/2025	Morgan Stanley	44,271 CNY	$6,231	$13

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
11/24/2025	Morgan Stanley	7,925 SGD	$6,210	$8
11/24/2025	State Street	8,511,734 KRW	$6,116	$35
12/29/2025	Citibank	400,000 EGP	$7,532	$703
Contracts Sold:
9/17/2025	Bank of America	47,642,079 CLP	$51,515	$2,235
9/17/2025	Barclays	48,422,581 CLP	$50,383	$297
9/17/2025	JPMorgan	1,680,000 PEN	$464,191	$(11,157)
9/17/2025	Morgan Stanley	15,986,630 CLP	$16,919	$383
9/17/2025	Morgan Stanley	3,586,144 MXN	$187,656	$(4,136)
9/17/2025	Standard Chartered Bank	182,470 PEN	$51,099	$(530)
9/17/2025	UBS	681,500 EUR	$793,843	$(4,316)
9/18/2025	Bank of America	1,308,183,865 COP	$310,030	$(14,997)
9/18/2025	Goldman Sachs	105,661,313 COP	$25,163	$(1,089)
10/17/2025	BNP Paribas	15,000,000 CLP	$15,510	$(6)
10/17/2025	Morgan Stanley	55,000 PEN	$15,377	$(173)
11/4/2025	State Street	1,555,000 BRL	$271,796	$(10,453)
11/6/2025	State Street	10,000 CHF	$12,511	$(92)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(41,002)
At August 31, 2025, the Fund had the following open swap contracts:
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 8/31/2025[9]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
OTC Swaps:
Morgan Stanley	Republic of Brazil	Sell	1.00%	6/20/2030	1.30%	$200,000	$(3,181)	$(7,724)	$4,544
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Foreign Exchange Contracts, the value of Written Option Contracts and the value of Swap Contracts are included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 11/30/2024	$621,526
Purchases at Cost	$8,142,262
Proceeds from Sales	$(7,629,472)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 8/31/2025	$1,134,316
Shares Held as of 8/31/2025	1,134,316
Dividend Income	$13,019

1	Non-income-producing security.
2	Issuer in default.
3
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

4	Zero coupon bond.
5
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

6	Perpetual Bond Security. The maturity date reflects the next call date.
7	7-day net yield.
8	Assets, other than investments in securities, less liabilities.
9
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of net assets at August 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Government/Agencies	$—	$16,190,718	$—	$16,190,718
Corporate Bonds	—	2,387,162	30,000	2,417,162
Exchange-Traded Fund	32,388	—	—	32,388
Purchased Put Options	235	—	—	235
Equity Security:
Common Stocks
International	—	—	0	0
Investment Company	1,134,316	—	—	1,134,316
TOTAL SECURITIES	$1,166,939	$18,577,880	$30,000	$19,774,819
Other Financial Instruments:
Assets
Futures Contracts	$4,208	$—	$—	$4,208
Foreign Exchange Contracts	—	8,691	—	8,691
Liabilities
Written Call Options	(442)	—	—	(442)
Swap Contracts	—	(3,181)	—	(3,181)
Foreign Exchange Contracts	—	(49,693)	—	(49,693)
TOTAL OTHER FINANCIAL INSTRUMENTS	$3,766	$(44,183)	$—	$(40,417)

The following acronym(s) are used throughout this portfolio:
BRL	—Brazilian Real
CHF	—Swiss Franc
CLP	—Chilean Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
CZK	—Czech Koruna
DOP	—Dominican Republic Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
ETF	—Exchange-Traded Fund
EUR	—Euro
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NGN	—Nigeria Naira
OTC	—Over-the-Counter
PEN	—Peruvian Nuevo Sol
PLN	—Polish Zloty
RON	—Romanian Leu
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
ZAR	—South African Rand